Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax		£ 3,065	£ 4,357	[1]	£ 3,494	[1]
Adjustment for non-cash items:
Credit impairment charges		4,838	1,912	[1]	1,468	[1]
Depreciation, amortisation and impairment of property, plant, equipment and intangibles		1,734	1,520	[1]	1,261	[1]
Other provisions, including pensions		1,365	2,336	[1]	2,594	[1]
Net loss on disposal of investments and property, plant and equipment		47	7	[1]	28	[1]
Other non-cash movements including exchange rate movements	[2]	(2,977)	(280)	[1]	(4,488)	[1]
Changes in operating assets and liabilities:
Net decrease/(increase) in cash collateral and settlement balances	[3]	4,321	(6,436)	[1]	680	[1]
Net increase in loans and advances to banks and customers	[2]	(4,365)	(2,255)	[1]	(11,049)	[1]
Net increase in reverse repurchase agreements and other similar lending		(5,652)	(1,071)	[1]	(1,711)	[1]
Net increase in deposits		65,249	20,949	[1]	14,996	[1]
Net (decrease)/increase in debt securities in issue		(6,309)	(9,911)	[1]	8,972	[1]
Net (increase)/decrease in repurchase agreements and other similar borrowing		(343)	(4,061)	[1]	3,525	[1]
Net (increase)/decrease in derivative financial instruments		(1,845)	2,863	[1]	(3,571)	[1]
Net (increase)/decrease in trading assets		(13,755)	(10,008)	[1]	9,958	[1]
Net increase/(decrease) in trading liabilities		10,489	(966)	[1]	531	[1]
Net decrease/(increase) in financial assets and liabilities at fair value through the income statement		3,374	4,054	[1]	(12,686)	[1]
Net decrease/(increase) in other assets		452	(412)	[1]	489	[1]
Net decrease in other liabilities		(1,500)	(2,872)	[1]	(4,755)	[1]
Corporate income tax paid		(683)	(228)	[1]	(548)	[1]
Net cash from operating activities		57,505	(502)	[1]	9,188	[1]
Net cash from investing activities
Purchase of debt securities at amortised cost	[2]	(14,671)	(14,729)	[1]	(4,539)	[1]
Proceeds from sale or redemption of debt securities at amortised cost	[2]	8,480	3,590	[1]	5,109	[1]
Purchase of financial assets through other comprehensive income		(91,744)	(92,365)	[1]	(106,669)	[1]
Proceeds from sale or redemption of financial assets through other comprehensive income		80,895	81,202	[1]	107,539	[1]
Purchase of property, plant and equipment and intangibles		(1,324)	(1,793)	[1]	(1,402)	[1]
Proceeds from sale of property, plant and equipment and intangibles		0	46	[1]	18	[1]
Other cash flows associated with investing activities		(12)	84	[1]	1,191	[1]
Net cash from investing activities		(18,376)	(23,965)	[1]	1,247	[1]
Net cash from financing activities
Dividends paid and other coupon payments on equity instruments		(936)	(1,912)	[1]	(1,658)	[1]
Issuance of subordinated debt		1,438	1,352	[1]	221	[1]
Redemption of subordinated debt		(3,258)	(3,248)	[1]	(3,246)	[1]
Issue of shares and other equity instruments		1,165	3,582	[1]	1,964	[1]
Repurchase of shares and other equity instruments		(1,056)	(2,668)	[1]	(3,582)	[1]
Issuance of debt securities	[4]	0	3,994	[1]	5,736	[1]
Net purchase of treasury shares		357	410	[1]	486	[1]
Net cash from financing activities		2,732	690	[1]	(6,787)	[1]
Effect of exchange rates on cash and cash equivalents		1,668	(3,347)	[1]	4,160	[1]
Net increase/(decrease) in cash and cash equivalents		43,529	(27,124)	[1]	7,808	[1]
Cash and cash equivalents at beginning of the year	[1]	166,613	193,737		185,929
Cash and cash equivalents at end of the year		210,142	166,613	[1]	193,737	[1]
Cash and cash equivalents comprise:
Cash and cash equivalents		£ 210,142	£ 166,613	[1]	£ 185,929	[1]

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail .

[2]

Movements in cash and cash equivalents relating to debt securities at amortised cost were previously shown within loans and advances to banks and customers in operating activities. These debt securities holdings are now considered to be part of the investing activi ty performed by the Group following a change in accounting policy and have been presented within investing activities in 2020. Comparatives have been restated. The effect of this change was to reclassify £ 11,139 m of net cash outflows from operating activit ies to investing activities in 20 19 and inflows of £ 570 m in 2018 .

[3]

‘Cash collateral balances with central banks with original maturity less than three months’ was previously labelled ‘Cash collateral and settlement balances with banks with original maturity less than three months’. This line it em has been restated to include only balances that the Group holds at central banks related to payment schemes. Previously, cash collateral and settlement balances with non-central bank counterparties were also classified as cash equivalents and included w ithin this balance. Comparatives have been restated. The effect of this change decreased cash and cash equivalents by £ 16,774 m as at 31 December 2019, £ 17,429 m as at 31 December 2018 and £ 18,683 as at 31 December 2017. As a result, net cash from operating activities increased by £655m in 2019 and £1,254m in 2018 representing the net decrease/(increase) in the cash collateral and settlement bala nces line item in those periods .

[4]

Issuance of debt securities included in financing activities relate to instruments that qualify as eligible liabilities and satisfy regulatory requirements for MREL instruments which came into effect during 2019.